CONCESSIONS AND AUTHORIZATIONS	12 Months Ended
Dec. 31, 2021
Concessions And Authorizations
CONCESSIONS AND AUTHORIZATIONS

4.	CONCESSIONS AND AUTHORIZATIONS

Cemig, through its subsidiaries, holds the following concessions or authorizations:

	Company holding concession or authorization	Concession or authorization contract	Expiration date *
POWER GENERATION

Hydroelectric plants
Emborcação (1) (2)	Cemig GT	07/1997	07/2025
Nova Ponte (1) (2)	Cemig GT	07/1997	07/2025
Santa Luzia (1)	Cemig GT	07/1997	02/2026
Sá Carvalho (1)	Sá Carvalho	01/2004	12/2024
Rosal (1)	Rosal Energia	01/1997	05/2032
Machado Mineiro (1) Salto Voltão (1) Salto Paraopeba (1) Salto do Passo Velho (1)	Horizontes Energia	Resolution 331/2002	07/2025 10/2030 10/2030 10/2030
PCH Pai Joaquim (1)	Cemig PCH	Authorizing Resolution 377/2005	04/2032
Irapé (1)	Cemig GT	14/2000	02/2035
Queimado (Consortium) (1)	Cemig GT	06/1997	01/2033
Rio de Pedras (1)	Cemig GT	02/2013	09/2024
Poço Fundo (1) (7)	Cemig Geração Poço Fundo	01/2021	08/2045
São Bernardo (1)	Cemig GT	02/2013	08/2025
Três Marias (3)	Cemig Geração Três Marias	08/2016	01/2046
Salto Grande (3)	Cemig Geração Salto Grande	09/2016	01/2046
Itutinga (3)	Cemig Geração Itutinga	10/2016	01/2046
Camargos (3)	Cemig Geração Camargos	11/2016	01/2046
Coronel Domiciano, Joasal, Marmelos, Paciência and Piau (3)	Cemig Geração Sul	12/2016 and 13/2016	01/2046
Dona Rita, Ervália, Neblina, Peti, Sinceridade and Tronqueiras (3)	Cemig Geração Leste	14/2016 and 15/2016	01/2046
Cajurú, Gafanhoto and Martins (3)	Cemig Geração Oeste	16/2016	01/2046

Wind power plants
Central Geradora Eólica Praias de Parajuru (4)	Parajuru	Resolution 526/2002	09/2032
Central Geradora Eólica Volta do Rio (4)	Volta do Rio	Resolution 660/2001	01/2031

POWER TRANSMISSION
National grid (5)	Cemig GT	006/1997	01/2043
Substation — SE Itajubá (5)	Cemig GT	79/2000	10/2030
Furnas — Pimenta — Transmission line (5)	Centroeste	004/2005	03/2035

ENERGY DISTRIBUTION (6)	Cemig D	002/1997 003/1997 004/1997 005/1997	12/2045

GAS DISTRIBUTION (6)	Gasmig	State Law 11,021/1993	01/2053

*	The concession contract that were eligible for extension of the concession grant as a result of the renegotiation of hydrological risk (GSF) await a call from Aneel for signature of the amendment; and the eligible plants for which the grants were given by authorizing resolution await reformulation of those acts to contain the new dates. More details see Note 18.
(1)	Generation concession contracts that are not within the scope of IFRIC 12, whose infrastructure assets are recorded as PP&E since the concession grantor does not have control over whom the service is provided to as the output is being sold mainly in the Free Market (‘ACL’).
(2)	On July 17, 2020, Cemig GT filed a statement of its interest in extending these plants concession, under the independent producer regime, outside the regime of quotas, to ensure its right of option under the legislative changes currently under discussion, relating to the group of measures to modernize the electricity sector. Any actual decision will only be made after publication by the Brazilian Mining and Energy Ministry and by the grantor, Aneel, of the conditions for extension, which will be submitted to decision by Cemig’s governance bodies at the due time.
(3)	Generation concession contracts within the scope of IFRIC 12, under which Cemig has the right to receive cash and therefore, recognizes a concession financial assets.
(4)	This refers to concessions, given by the process of authorization, for generation, as an independent power producer, of wind power, sold under the Proinfa program. The assets tied to the right of commercial operation are recorded in PP&E. The rights of authorization of commercial operation that are classified as an Intangible.
(5)	These refer to transmission concession contracts, for which a contract asset was recognized upon the application of IFRS 15, for being subject to satisfaction of performance obligations.

(6)	Concession contracts that are within the scope of IFRIC 12 and under which the concession infrastructure assets are recorded under the intangible and financial assets bifurcation model, and in compliance with IFRS 15, the infrastructure under construction has been classified as a contract asset. On August 5, 2021, Gasmig was informed by an Official Letter from the Minas Gerais State Economic Development Department: (i) that the date of closing of the present tariff cycle had been brought forward to December 31, 2021; and (ii) of the start of the process of Periodic Tariff Review, which will take into account previously decided methodology, based on fundamental criteria such as clients’ profile, costs of operation and investments.
(7)	Aneel approved, through Authorizing Resolution n. 9.735, on February 23, 2021, the transfer of the concession contract from Cemig GT to Cemig Poço Fundo. This transfer was formally agreed on April 16, 2021, resulting in a new contract (01/2021).

On December 6, 2019, Aneel suspended Igarapé Plant commercial operation upon Cemig GT’s claim for early termination of its concession contract, and, as a result, the corresponding assets were written-off from Cemig GT’s financial statement position. In February, 2021, the Thermal Plant Igarapé concession of was extinct by the Brazilian Mining and Energy Ministry, in consideration of the termination request submitted by Cemig GT.

Generation concessions

In the generation business, the Company sells energy:

(1)        Through auctions, to distributors to meet the demands of their captive markets; and

(2)        To free customers in the free market (Ambiente de Contratação Livre, or ACL).

In the free market, energy is traded by the generation concession holders, small hydro plants (PCHs, or SHPs), self-producers, traders, and importers of energy.

There is also revenue from the spot market, which remunerates agents for de-contracted energy, which is settled at the Spot Price (PLD).

Transmission concessions

Under the transmission concession contracts, the Company, through its subsidiaries, is authorized to charge a Tariff for use of the Transmission System (Tarifa de Uso do Sistema de Transmissão, or TUST). Tariffs are adjusted annually on the same date the Permitted Annual Revenue (Receitas Anuais Permitidas, or RAP) of transmission concessions contracts is adjusted by the grantor. This tariff is in effect from July 1 of each year, upon its publication, until June 30 of the subsequent year.

The payment for use of transmission service also applies to generation provided by the Itaipu Binacional. However, due to the legal characteristics of that plant, the corresponding charges are assumed by the holders of distribution concessions that hold quotas of its output.

Onerous concessions

When obtaining the concessions for construction of certain generation projects, the Company is required to make payments to the grantor over the period of the contract or for up to 5 years upon signature of the concession contract for plants with installed capacity between 1 and 50 MW, as compensation for the right to operate them. The information on the concessions and the amounts to be paid are as follows:

Schedule of concession and amount to be paid

Project	Nominal value in 2021	Present value in 2021	Period of the concession	Updating indexer
Irapé	42	21	03/2006 – 02/2035	IGPM
Queimado (Consortium)	12	6	01/2004 – 12/2032	IGPM

The contracts for three Small Hydro Plants (SHPs) — Luiz Dias, Salto Morais and Xicão — with installed capacity of 1,620kW, 2,394kW and 1,808kW, respectively, were extinguished by Aneel at Cemig GT’s request, by authorizing resolutions of October 13, 2020, without reversion of assets, for further register as small hydropower plant with intalled capacity lower than 5MW (so-called ‘Central Geradora Hidrelétrica — CGH’ under Brazillian law), under the legislation and regulations. Cemig GT continues to operate these plants. The concession for the Salto Morais Plant was terminated in July 2020, and since its power is lower than 5 MW, its commercial operation rights were converted into registration, which does not require a concession grant or authorization.

Cemig generate energy from nine hydroelectric plants that have the capacity of 5MW or less, including those mentioned in the previous paragraph — having a total installed capacity of 11.53MW, and thus under Law 9,074/95, these are dispensed from concession, permission or authorization, and do not have a final concession date.

The concessions fees are paid monthly to the grantor for an amount that changes over time. These payments are recorded as an intangible asset, representing a right to operate the concession and to charge users through the concession period, they are recorded as from the date of signature of the contracts at the present value of the future payment obligations.

The amounts paid to the grantor in 2021, the nominal value and the present value of the amounts to be paid in the next 12 months, are as follows:

Project	Interest, %	Amounts paid in 2021	Amounts to be paid in the next 12 months
Irapé	100.00	3	3
Queimado (Consortium)	82.50	1	1
(*)	Under Aneel Resolution 467/2011 the power plants with total installed generation capacity of 1 to 50 MW must pay Aneel for five years, starting on the date that the concession contract is signed.

The rate used by the Company to discount the above liabilities to its present value, was 12.50%, and represents the average cost of funding in normal conditions on the date the concession contract was entered into.

Distribution concessions

The Company operates the concession for the distribution of energy in the greater part of the State of Minas Gerais, which expires in December 2045.

According to the concession contract, all assets and facilities that are used in the provision of the distribution service and which have been constructed by the concession holder are considered part of the assets of the related concession and must be returned to the grantor at the end of the contract. Cemig is entitled to receive a payment for the residual value of the infrastructure assets at the end of the concession contract taking into consideration the amounts involved and the timing when they became part of the infrastructure.

The Company is not subject to make any payments to the grantor in order to operate the concessions but is has to comply with certain quality standards and make infrastructure investments.

The concession contracts and the Brazilian legislation establish a mechanism of maximum prices that allows for three types of adjustments to tariffs: (i) an annual tariff adjustment; (ii) periodic review of tariffs; and (iii) extraordinary reviews.

Each year the Company has the right to request for the annual adjustment, the purpose of which is to be compensated the effects of inflation on the tariffs, and to allow for certain changes in costs that are outside the Company’s control to be passed through to customers — for example the cost of energy purchased for resale and sector charges including charges for the use of the transmission and distribution facilities.

Also, the grantor performs a Periodic Review of tariffs every five years, which aims to adjust due to changes in the Company’s costs, and to establish a factor based on scale gains, which will be applied in the annual tariff adjustments, for the purpose of sharing such gains with the Company’s customers.

The Company also has the right to request an extraordinary review of tariffs in the event that any unforeseen development significantly affects the economic-financial equilibrium of the concession. The Periodic Review and the Extraordinary Review are subject, to a certain degree, to the discretion of the grantor, although there are pre-established provisions for each revision cycle.

Under the distribution concession contracts, the Company is authorized to charge customers a tariff consisting of two components: (i) A component related to costs of energy purchased for resale, charges for use of the transmission grid and charges for use of the distribution system that are not under its control (‘Parcel A costs’); and (ii) a portion relating to operating costs (‘Parcel B costs’).

Fifth Amendment to concession contract

On December 21, 2015, Cemig D signed, with the Mining and Energy Ministry, the Fifth Amendment to its concession contracts, extending its energy distribution concessions for an additional 30 years, starting January 1, 2016.

The principal characteristics and terms of the Amendment are as follows:

■	The annual tariff adjustment will occur on May 28 of each year, according the rules set for in Clause 6 of the Amendment will be applied.
■	Limitation of in the distribution of dividends and/or payment of Interest on Equity to the minimum established by law, in the envent of non-compliance with the annual indicators for outages (DECi and FECi) for two consecutive years, or three times in a period of five years, until the regulatory parameters are restored.
■	There is a requirement for injections of capital from the controlling shareholder in an amount sufficient to meet the minimum conditions for economic and financial sustainability.

■	Subject to the compliance of efficiency criteria related to continuity of supply and the economic and financial management to guarantee the concession’s operations, being assured the right to a full defense and the right to appeal, as: (i) for five years starting January 1, 2016, any non-compliance for two consecutive years, or non-compliance with any of the conditions at the end of five years, will result in cancelation of the concession contract; (ii) starting January 1, 2021, any non-compliance for three consecutive years with the criteria of efficiency in continuity of supply, or for two consecutive years with the criteria of efficiency in economic and financial management, will result in proceedings to establish expiration of the concession.

The criteria of efficiency in economic and financial management are as follows:

■	Operational cash generation (–) QRR[1] (–) interest on the debt[2] ≥ 0;
■	Ebitda [3] ≥ 0 (by the end of 2017, maintained in 2018, 2019 and 2020);
■	[Ebitda (–) QRR] ≥ 0 (by the end of 2018, maintained in 2019 and 2020);
■	{Net debt4 / [Ebitda (–) QRR]} ≤ 1 / (80% of the Selic rate) (by the end of 2019); and,
■	{Net debt / [Ebitda (–) QRR]} ≤ 1 / (111% of the Selic rate) (by the end of 2028).

1.     QRR = ‘Regulatory reintegration quota’, or Regulatory depreciation expense.

2.     Net debt x 111% of the Selic rate.

3.     Calculated according to the method defined by the grantor (Aneel), contained in distribution concession contract.

4.     Gross debt, less financial assets.

Cemig D was in compliance with above criteria of efficiency as of December 31, 2021 and 2020.

Gas distribution concessions

The concessions for distribution of natural gas are granted by each Brazilian state. In the state of Minas Gerais, the tariffs for natural gas are set by the grantor, the State’s Economic Development Secretariat, by market segment. The tariffs is comprised of a portion for the cost of gas and a portion for the distribution of gas. Each quarter the tariffs are adjusted to pass through the cost of gas, and once a year they are adjusted to update the portion allocated to cover the costs relating to the provision of the distribution service — remuneration of invested capital and to cover all the operating, commercial and administrative expenses of the concession holder.

In addition to these adjustments, there are periodic reviews of tariffs. The first periodic review of tariff, referred to the 2018-22 cycle, was concluded in 2019. These reviews may occurr every five years from the end of the first cycle, to evaluate the changes in the costs of the Gasmig and update the tariffs. The concession contract also specifies the possibility of an extraordinary review of tariffs if any event occurs that puts the economic-financial balance of the concession at risk.

On September 19, 2019 Gasmig signed, with the State of Minas Gerais as Grantor, the third amendment to the concession contract for distribution of natural gas in the State of Minas Gerais, which represents conclusion of the process of economic-financial rebalancing of the concession contract, upon payment of a grant fee of R$852, updated from January 1, 2019 to the date of payment, by the DI (Interbank Deposit) rate. This guarantees maintenance of Gasmig’s concession period up to 2053.

Under the third amendment to the concession contract, the total value paid for the compensatory grant fee will be added to Gasmig’s Remuneration Base of Assets, and considered in the process of tariff review by the grantor as an intangible asset to be amortized until the end of the concession period, producing immediate effect in terms of setting and review of tariffs.